AMOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2025
AMOUNTS RECEIVABLE
AMOUNTS RECEIVABLE
4.	AMOUNTS RECEIVABLE

	December 31, 2025	December 31, 2024
Gravel, ash, soil, and other receivables	$648,417	$354,054
GST receivable	198,511	112,802
Provisional gold sales	—	203,700
	$846,928	$670,556